ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

MARKETABLE SECURITIES (34.42%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (17.78%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	$2,998,486	$3,601,074
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	6,968,189
iShares Silver Trust[a]	Exchange-traded fund	41,834	1,048,405	779,786
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	160,079	8,819,721	7,086,697
Vanguard Real Estate ETF	Exchange-traded fund	144,264	11,736,889	13,143,893
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	111,567
Total Exchange-Traded Funds			31,964,873	31,691,206

MUTUAL FUNDS (16.64%)
Fidelity International Real Estate Fund	Mutual Fund	688,879	9,832,724	7,853,218
GMO Resources Fund VI	Mutual Fund	179,033	5,269,512	4,425,707
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,854,709
Principal Real Estate Securities Fund R-6	Mutual Fund	416,766	11,450,000	11,540,250
TOTAL MUTUAL FUNDS			32,452,236	29,673,884
TOTAL MARKETABLE SECURITIES			64,417,109	61,365,090

PORTFOLIO FUNDS [b] (59.44%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (14.10%)
Green Courte Real Estate Partners III, LLC [a]	Private Real Estate		$3,410,026	$5,442,338	12/6/2011
Prime Property Fund, LLC	Private Real Estate	831	15,190,555	19,704,310	9/28/2017
TOTAL MEMBERSHIP INTERESTS			18,600,581	25,146,648

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.08%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	366,488	4,837,083	5,491,019	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,837,083	5,491,019

PARTNERSHIP INTERESTS (42.26%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	31,380	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		-	503,898	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		-	292,798	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,756,508	5,603,166	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,220,696	11,297,556	15,000,781	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	2,752,411	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,266,007	2,484,073	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		3,000,000	2,910,547	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		2,617,207	2,690,519	10/28/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	4,789	5/14/2007
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	15,339	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,747	13,541,390	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		3,230,456	3,506,426	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		-	372,004	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,972	4,330,059	6,278,973	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		750,228	479,259	11/2/2012
HighBrook Property Fund IV (Main), L.P. [a]	Private Real Estate		6,526,782	7,739,268	2/22/2022
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	290,480	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a]	Private Real Estate		2,278,778	212,861	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		781,118	66,053	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(159,631)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		186,511	6,730,554	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		-	229,894	12/29/2014
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		2,846,331	2,588,486	4/6/2020
Square Mile Partners III, L.P.[a]	Structured Credit		394,030	17,245	7/29/2008
Sustainable Asset Fund III, L.P.[a]	Infrastructure		1,227,381	1,161,799	12/13/2021
TOTAL PARTNERSHIP INTERESTS			55,465,771	75,344,762
TOTAL PORTFOLIO FUNDS			78,903,435	105,982,429

SHORT-TERM INVESTMENT (2.02%)	Type of Investment
Fidelity Investments Money Market Government Portfolio I, 1.21%[c]	Money Market Fund	3,610,291	3,610,291	3,610,291
TOTAL SHORT-TERM INVESTMENT			3,610,291	3,610,291

TOTAL INVESTMENTS (95.88%)			$146,930,835	$170,957,810
Other assets less liabilities (4.12%)				7,336,087

TOTAL NET ASSETS (100.00%)				$178,293,897

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.